Shareholder Report, Average Annual Return (Details)	12 Months Ended	41 Months Ended	60 Months Ended	104 Months Ended	116 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000185695 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
Average Annual Return, Percent	5.41%		5.59%			4.64%
C000009919 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	5.24%		5.47%			4.59%
C000040932 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
Average Annual Return, Percent	5.16%		5.45%			4.55%
C000040931 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
Average Annual Return, Percent	4.92%		5.20%			4.30%
C000040930 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
Average Annual Return, Percent	4.69%		4.94%			4.04%
C000035169 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	5.25%		5.50%			4.58%
C000009918 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	3.17%		4.44%			3.53%
C000009916 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with 3.00% maximum front-end sales charge)
Average Annual Return, Percent	1.78%		4.59%			3.98%
C000009947 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with 4.50% maximum front-end sales charge)
Average Annual Return, Percent	3.15%		3.80%			4.58%
C000009949 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	6.17%		3.94%			4.26%
C000049003 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	8.36%		5.01%			5.34%
C000040942 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
Average Annual Return, Percent	7.82%		4.42%			4.75%
C000040943 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
Average Annual Return, Percent	8.14%		4.74%			5.07%
C000040944 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
Average Annual Return, Percent	8.42%		5.04%			5.39%
C000227371 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	8.40%		5.12%			5.36%
C000009950 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	8.44%		5.06%			5.33%
C000185702 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
Average Annual Return, Percent	8.53%		5.16%			5.44%
C000185705 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
Average Annual Return, Percent	7.22%		2.82%			3.21%
C000009964 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	7.19%		2.71%			3.16%
C000040953 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
Average Annual Return, Percent	7.12%		2.72%			3.13%
C000040952 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
Average Annual Return, Percent	6.78%		2.39%			2.82%
C000040951 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
Average Annual Return, Percent	6.52%		2.09%			2.52%
C000035174 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	7.08%		2.69%			3.14%
C000009963 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	5.05%		1.68%			2.10%
C000009961 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with 4.50% maximum front-end sales charge)
Average Annual Return, Percent	2.05%		1.49%			2.38%
C000009965 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with 5.50% maximum front-end sales charge)
Average Annual Return, Percent	21.81%		6.16%			6.98%
C000009967 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	26.95%		6.55%			6.78%
C000035175 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	29.29%		7.70%			7.92%
C000040954 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
Average Annual Return, Percent	28.55%		7.07%			7.28%
C000040955 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
Average Annual Return, Percent	28.98%		7.39%			7.60%
C000040956 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
Average Annual Return, Percent	29.27%		7.72%			7.93%
C000200564 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	29.50%		7.84%			8.05%
C000009968 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	29.34%		7.74%			7.96%
C000185707 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
Average Annual Return, Percent	29.46%		7.84%			8.03%
C000185709 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
Average Annual Return, Percent	23.39%		9.77%			7.43%
C000009972 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	23.28%		9.66%			7.38%
C000148292 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	23.38%		9.76%			7.44%
C000040959 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
Average Annual Return, Percent	23.30%		9.65%			7.33%
C000040958 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
Average Annual Return, Percent	22.95%		9.32%			7.01%
C000040957 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
Average Annual Return, Percent	22.56%		8.98%			6.68%
C000064694 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	23.29%		9.67%			7.33%
C000009971 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	20.99%		8.49%			6.19%
C000009969 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with 5.50% maximum front-end sales charge)
Average Annual Return, Percent	16.22%		8.10%			6.40%
C000010008 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with 2.00% maximum front-end sales charge)
Average Annual Return, Percent	3.85%		2.32%			2.48%
C000010010 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	4.15%		1.96%			1.92%
C000085295 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	6.33%		3.03%			2.98%
C000105490 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
Average Annual Return, Percent	5.68%		2.53%			2.45%
C000105491 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
Average Annual Return, Percent	5.97%		2.77%			2.71%
C000105492 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
Average Annual Return, Percent	6.23%		2.97%			2.96%
C000211747 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	6.38%		3.10%			3.05%
C000010011 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	6.25%		3.00%			2.98%
C000185721 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
Average Annual Return, Percent	6.37%		3.09%			3.05%
C000185727 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
Average Annual Return, Percent	6.58%		0.41%			2.64%
C000010045 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	6.40%		0.34%			2.60%
C000148296 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	6.54%		0.39%			2.64%
C000040989 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
Average Annual Return, Percent	6.44%		0.29%			2.56%
C000040988 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
Average Annual Return, Percent	6.18%		0.05%			2.26%
C000040987 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
Average Annual Return, Percent	5.77%		(0.31%)			1.92%
C000035179 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	6.56%		0.34%			2.56%
C000010044 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	4.25%		(0.78%)			1.46%
C000010042 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with 4.50% maximum front-end sales charge)
Average Annual Return, Percent	1.43%		(0.86%)			1.80%
C000048995 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with 4.50% maximum front-end sales charge)
Average Annual Return, Percent	(0.51%)		0.38%			1.88%
C000048997 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	2.26%		0.52%			1.56%
C000048998 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	4.37%		1.50%			2.58%
C000200566 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	4.30%		1.51%			2.57%
C000185741 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
Average Annual Return, Percent	4.51%		1.63%			2.65%
C000185743 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
Average Annual Return, Percent	9.45%		3.62%			5.05%
C000052097 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	9.51%		3.55%			5.02%
C000148300 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	9.48%		3.63%			5.09%
C000105495 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
Average Annual Return, Percent	9.36%		3.54%			5.01%
C000105494 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
Average Annual Return, Percent	9.20%		3.24%			4.69%
C000105493 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
Average Annual Return, Percent	8.71%		2.89%			4.36%
C000049000 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	9.45%		3.56%			4.98%
C000048999 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	7.39%		2.50%			3.93%
C000049001 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with 4.50% maximum front-end sales charge)
Average Annual Return, Percent	4.23%		2.30%			4.22%
C000065302 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with 5.50% maximum front-end sales charge)
Average Annual Return, Percent	18.86%		9.59%			6.67%
C000065304 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	23.74%		9.95%			6.43%
C000065306 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	26.24%		11.20%			7.62%
C000065307 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
Average Annual Return, Percent	25.43%		10.53%			6.96%
C000065308 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
Average Annual Return, Percent	25.82%		10.84%			7.26%
C000065309 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
Average Annual Return, Percent	26.18%		11.18%			7.58%
C000200567 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	26.28%		11.31%			7.79%
C000065305 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	26.24%		11.19%			7.68%
C000185747 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
Average Annual Return, Percent	26.28%		11.29%			7.72%
C000185753 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
Average Annual Return, Percent	30.27%		19.45%			9.65%
C000089186 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	30.12%		19.35%			9.59%
C000211748 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	30.26%		19.44%			9.65%
C000089185 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
Average Annual Return, Percent	30.12%		19.33%			9.54%
C000089184 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
Average Annual Return, Percent	29.76%		18.96%			9.21%
C000089183 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
Average Annual Return, Percent	29.33%		18.60%			8.87%
C000089182 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	30.08%		19.34%			9.56%
C000089181 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	27.79%		18.11%			8.44%
C000089180 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with 5.50% maximum front-end sales charge)
Average Annual Return, Percent	22.62%		17.67%			8.61%
C000101254 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with 4.50% maximum front-end sales charge)
Average Annual Return, Percent	6.65%		1.95%			2.75%
C000101255 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	9.71%		2.11%			2.46%
C000101256 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	11.88%		3.11%			3.49%
C000101257 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
Average Annual Return, Percent	11.21%		2.71%			3.05%
C000101258 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
Average Annual Return, Percent	11.51%		2.86%			3.22%
C000101259 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
Average Annual Return, Percent	11.67%		3.16%			3.49%
C000101260 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	11.87%		3.15%			3.54%
C000185755 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
Average Annual Return, Percent	11.87%		3.23%			3.58%
C000185757 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
Average Annual Return, Percent	26.63%		10.31%			8.60%
C000101265 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	26.47%		10.18%			8.52%
C000200569 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	26.65%		10.30%			8.62%
C000101264 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
Average Annual Return, Percent	26.49%		10.07%			8.37%
C000101263 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
Average Annual Return, Percent	26.09%		9.77%			8.11%
C000101262 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
Average Annual Return, Percent	25.74%		9.52%			7.84%
C000101261 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	26.29%		10.11%			8.45%
C000101267 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	24.10%		8.96%			7.30%
C000101266 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with 5.50% maximum front-end sales charge)
Average Annual Return, Percent	19.11%		8.53%			7.50%
C000101268 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with 4.50% maximum front-end sales charge)
Average Annual Return, Percent	0.71%		0.51%			1.37%
C000101269 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	3.76%		0.71%			1.10%
C000101270 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	5.80%		1.73%			2.12%
C000101271 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
Average Annual Return, Percent	5.15%		1.09%			1.51%
C000101272 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
Average Annual Return, Percent	5.51%		1.41%			1.83%
C000101273 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
Average Annual Return, Percent	5.79%		1.71%			2.12%
C000148301 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	5.97%		1.84%			2.23%
C000101274 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	5.87%		1.73%			2.16%
C000185759 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
Average Annual Return, Percent	5.99%		1.82%			2.21%
C000185761 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
Average Annual Return, Percent	7.69%		5.77%			4.97%
C000105109 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	7.58%		5.72%			4.97%
C000105108 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
Average Annual Return, Percent	7.55%		5.75%			5.09%
C000105107 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
Average Annual Return, Percent	7.22%		5.43%			4.67%
C000105106 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
Average Annual Return, Percent	6.90%		5.10%			4.36%
C000105105 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	7.49%		5.69%			4.89%
C000105104 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	5.44%		4.66%			3.88%
C000105103 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with 3.00% maximum front-end sales charge)
Average Annual Return, Percent	4.14%		4.80%			4.35%
C000156246 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with 4.50% maximum front-end sales charge)
Average Annual Return, Percent	(0.97%)		(0.03%)			1.87%
C000156247 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	2.03%		0.17%			1.77%
C000156248 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	3.94%		1.15%			2.58%
C000185771 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
Average Annual Return, Percent	4.01%		1.20%			2.63%
C000185773 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
Average Annual Return, Percent	3.95%		1.68%			1.81%
C000156251 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	3.97%		1.61%			1.76%
C000156250 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	1.90%		0.61%			0.95%
C000156249 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with 4.50% maximum front-end sales charge)
Average Annual Return, Percent	(0.98%)		0.46%			1.07%
C000166660 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with 5.50% maximum front-end sales charge)
Average Annual Return, Percent	8.99%		8.67%		10.76%
C000166661 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	13.52%		9.08%		10.83%
C000166662 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	15.69%		10.23%		11.73%
C000166663 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
Average Annual Return, Percent	15.15%		9.75%		11.45%
C000166664 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
Average Annual Return, Percent	15.18%		10.01%		11.53%
C000166665 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
Average Annual Return, Percent	15.77%		10.31%		11.75%
C000166666 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	15.92%		10.44%		11.88%
C000166667 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	15.86%		10.33%		11.81%
C000185775 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
Average Annual Return, Percent	15.95%		10.45%		11.87%
C000185166 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
Average Annual Return, Percent	9.43%		7.23%	9.55%
C000175603 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	9.37%		7.13%	9.48%
C000175602 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	9.43%		7.24%	9.54%
C000175601 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
Average Annual Return, Percent	9.31%		7.10%	9.42%
C000175600 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
Average Annual Return, Percent	8.96%		6.78%	9.14%
C000175599 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
Average Annual Return, Percent	8.65%		6.46%	8.88%
C000175598 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	9.20%		7.03%	9.39%
C000175597 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	7.12%		5.90%	8.28%
C000175596 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with 5.50% maximum front-end sales charge)
Average Annual Return, Percent	2.93%		5.51%	8.31%
C000236422 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with 4.50% maximum front-end sales charge)
Average Annual Return, Percent	1.44%	4.70%
C000236424 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	4.41%	5.42%
C000236423 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	6.47%	6.37%
C000236425 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
Average Annual Return, Percent	6.46%	6.41%
C000236421 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	6.58%	6.51%
C000236420 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	6.45%	6.40%
C000236419 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
Average Annual Return, Percent	6.59%	6.51%
Without Sales Load [Member] | C000009918 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Average Annual Return, Percent	4.17%		4.44%			3.53%
Without Sales Load [Member] | C000009916 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without 3.00% maximum front-end sales charge)
Average Annual Return, Percent	4.93%		5.23%			4.30%
Without Sales Load [Member] | C000009947 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without 4.50% maximum front-end sales charge)
Average Annual Return, Percent	8.01%		4.76%			5.07%
Without Sales Load [Member] | C000009949 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Average Annual Return, Percent	7.17%		3.94%			4.26%
Without Sales Load [Member] | C000009963 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Average Annual Return, Percent	6.05%		1.68%			2.10%
Without Sales Load [Member] | C000009961 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without 4.50% maximum front-end sales charge)
Average Annual Return, Percent	6.85%		2.43%			2.86%
Without Sales Load [Member] | C000009965 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without 5.50% maximum front-end sales charge)
Average Annual Return, Percent	28.90%		7.36%			7.59%
Without Sales Load [Member] | C000009967 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Average Annual Return, Percent	27.95%		6.55%			6.78%
Without Sales Load [Member] | C000009971 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Average Annual Return, Percent	21.99%		8.49%			6.19%
Without Sales Load [Member] | C000009969 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without 5.50% maximum front-end sales charge)
Average Annual Return, Percent	22.98%		9.33%			7.01%
Without Sales Load [Member] | C000010008 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without 2.00% maximum front-end sales charge)
Average Annual Return, Percent	5.97%		2.73%			2.69%
Without Sales Load [Member] | C000010010 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Average Annual Return, Percent	5.15%		1.96%			1.92%
Without Sales Load [Member] | C000010044 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Average Annual Return, Percent	5.25%		(0.78%)			1.46%
Without Sales Load [Member] | C000010042 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without 4.50% maximum front-end sales charge)
Average Annual Return, Percent	6.21%		0.06%			2.27%
Without Sales Load [Member] | C000048995 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without 4.50% maximum front-end sales charge)
Average Annual Return, Percent	4.18%		1.31%			2.35%
Without Sales Load [Member] | C000048997 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Average Annual Return, Percent	3.26%		0.52%			1.56%
Without Sales Load [Member] | C000048999 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Average Annual Return, Percent	8.39%		2.50%			3.93%
Without Sales Load [Member] | C000049001 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without 4.50% maximum front-end sales charge)
Average Annual Return, Percent	9.14%		3.25%			4.70%
Without Sales Load [Member] | C000065302 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without 5.50% maximum front-end sales charge)
Average Annual Return, Percent	25.78%		10.83%			7.27%
Without Sales Load [Member] | C000065304 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Average Annual Return, Percent	24.74%		9.95%			6.43%
Without Sales Load [Member] | C000089181 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Average Annual Return, Percent	28.79%		18.11%			8.44%
Without Sales Load [Member] | C000089180 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without 5.50% maximum front-end sales charge)
Average Annual Return, Percent	29.75%		19.01%			9.22%
Without Sales Load [Member] | C000101254 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without 4.50% maximum front-end sales charge)
Average Annual Return, Percent	11.68%		2.89%			3.23%
Without Sales Load [Member] | C000101255 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Average Annual Return, Percent	10.71%		2.11%			2.46%
Without Sales Load [Member] | C000101267 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Average Annual Return, Percent	25.10%		8.96%			7.30%
Without Sales Load [Member] | C000101266 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without 5.50% maximum front-end sales charge)
Average Annual Return, Percent	26.04%		9.77%			8.11%
Without Sales Load [Member] | C000101268 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without 4.50% maximum front-end sales charge)
Average Annual Return, Percent	5.46%		1.44%			1.84%
Without Sales Load [Member] | C000101269 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Average Annual Return, Percent	4.76%		0.71%			1.10%
Without Sales Load [Member] | C000105104 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Average Annual Return, Percent	6.44%		4.66%			3.88%
Without Sales Load [Member] | C000105103 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without 3.00% maximum front-end sales charge)
Average Annual Return, Percent	7.36%		5.45%			4.67%
Without Sales Load [Member] | C000156246 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without 4.50% maximum front-end sales charge)
Average Annual Return, Percent	3.70%		0.90%			2.34%
Without Sales Load [Member] | C000156247 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Average Annual Return, Percent	3.03%		0.17%			1.77%
Without Sales Load [Member] | C000156250 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Average Annual Return, Percent	2.90%		0.61%			0.95%
Without Sales Load [Member] | C000156249 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without 4.50% maximum front-end sales charge)
Average Annual Return, Percent	3.68%		1.39%			1.53%
Without Sales Load [Member] | C000166660 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without 5.50% maximum front-end sales charge)
Average Annual Return, Percent	15.33%		9.91%		11.41%
Without Sales Load [Member] | C000166661 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Average Annual Return, Percent	14.52%		9.08%		10.83%
Without Sales Load [Member] | C000175597 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Average Annual Return, Percent	8.12%		5.90%	8.28%
Without Sales Load [Member] | C000175596 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without 5.50% maximum front-end sales charge)
Average Annual Return, Percent	8.92%		6.71%	9.02%
Without Sales Load [Member] | C000236422 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without 4.50% maximum front-end sales charge)
Average Annual Return, Percent	6.22%	6.13%
Without Sales Load [Member] | C000236424 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Average Annual Return, Percent	5.41%	5.42%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.16%	2.87%	(0.24%)			1.90%
MSCI ACWI ex USA Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	24.93%		11.18%			7.67%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.17%		1.16%			2.42%
MSCI EAFE Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Average Annual Return, Percent	23.03%		12.33%			7.48%
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent	5.69%		(1.63%)			1.10%
MSCI Emerging Markets Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Average Annual Return, Percent	27.91%		7.46%			7.69%
MSCI ACWI Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net)
Average Annual Return, Percent	22.64%		14.61%	11.78%	12.78%
Morningstar LSTA US Leveraged Loan Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA US Leveraged Loan Index
Average Annual Return, Percent	6.32%		6.96%			5.52%
Bloomberg US Corporate High Yield Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate High Yield Bond Index
Average Annual Return, Percent	8.16%		5.47%			5.90%
Bloomberg US TIPS Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US TIPS Index
Average Annual Return, Percent	6.06%		1.63%			3.02%
Bloomberg US TIPS 1 10 Year Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US TIPS 1-10 Year Index
Average Annual Return, Percent	6.84%		2.90%			3.23%
MSCI ACWI ex USA Growth Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Growth Index (Net)
Average Annual Return, Percent	21.77%		7.11%			7.64%
Bloomberg 1 3 Year US Government Credit Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return, Percent	5.07%		1.84%			1.97%
Bloomberg Municipal Bond 1 15 Year Blend 1 17 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index
Average Annual Return, Percent	4.83%		1.37%			2.29%
MSCI EAFE Value Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index (Net)
Average Annual Return, Percent	29.55%		16.79%			7.47%
JP Morgan GBI Emerging Markets Global Diversified Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JP Morgan GBI Emerging Markets Global Diversified Index
Average Annual Return, Percent	13.06%		2.33%			3.13%
Bloomberg Global Treasury Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Treasury Index
Average Annual Return, Percent	4.35%		(3.17%)			0.26%
FTSE World Government Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE World Government Bond Index
Average Annual Return, Percent	4.95%		(3.04%)			0.38%
ICE BofA 1 3 Year BB B US Cash Pay High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index
Average Annual Return, Percent	7.13%		5.82%			5.20%
Bloomberg Municipal Bond Short 1 5 Year Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Short 1-5 Year Index
Average Annual Return, Percent	3.68%		1.34%			1.59%